Commitments and Contingencies - Future Minimum Rental Payable under Non-cancellable Operating Leases with Initial Terms of One Year or More (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	$ 3,640	$ 3,664
Within one year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	1,174	823
After one year but not more than five years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	859	1,067
More than five years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	$ 1,607	$ 1,774